GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2021 (Unaudited)

Shares	Common Stocks: 100.4%	Value

	Appliances: 5.7%
560,200	Haier Electronics Group Co., Ltd.*	$1,960,015
181,009	Zhejiang Supor Cookware - A Shares	1,308,816
		3,268,831
	Auto/Cars - Light Trucks: 2.9%
579,000	Geely Automobile Holdings Ltd.	1,661,694

	Auto/Truck Parts & Equipment: 2.9%
797,480	Weichai Power Co., Ltd. - H Shares	1,653,456

	Batteries/Battery System: 3.2%
173,440	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	1,856,048

	Building Products: 3.0%
1,062,000	China Lesso Group Holdings Ltd.	1,697,860

	Casino Hotels: 2.3%
257,000	Galaxy Entertainment Group Ltd.	1,315,108

	Commercial Banks: 4.2%
299,500	China Merchants Bank Co., Ltd. - H Shares	2,381,251

	Computer Data Security: 3.8%
511,650	Venustech Group Inc. - A Shares	2,181,220

	E-Commerce/Services: 13.4%
24,500	Alibaba Group Holding Ltd.	452,579
6,800	Alibaba Group Holding Ltd. - ADR	1,006,740
53,200	Autohome Inc. - ADR	2,496,676
29,700	JD.com Inc. - ADR	2,145,528
479,200	Shengyi Technology Co., Ltd.	1,598,882
		7,700,405
	Energy-Alternate: 4.9%
1,365,987	Xinyi Solar Holdings Ltd.	2,793,625

	Food-Dairy Products: 6.7%
355,800	Chongqing Fuling Zhacai Group Co., Ltd.	1,692,560
374,800	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	2,187,059
		3,879,619
	Gas-Distribution: 4.2%
456,000	China Resources Gas Group Ltd.	2,391,886

	Home Furniture: 2.2%
485,700	Suofeiya Home Collection - A Shares	1,248,991

	Insurance: 5.5%
170,200	AIA Group Ltd.	$1,966,694
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,195,674
		3,162,368

	Internet Application Software: 3.0%
28,400	Tencent Holdings Ltd.	1,710,629

	Internet Content - Entertainment: 3.6%
23,875	NetEase Inc. - ADR	2,038,925

	Machinery-General Industry: 8.8%
551,600	NARI Technology Co., Ltd. - A Shares	3,051,914
501,697	Sany Heavy Industry Co., Ltd. - A Shares	1,973,404
		5,025,318
	Pharmaceuticals: 10.6%
1,096,000	China Medical System Holdings	2,000,802
1,878,400	CSPC Pharmaceutical Group Ltd.	2,236,322
2,183,500	Sino Biopharmaceutical Ltd.	1,817,847
		6,054,971

	Real Estate Operations/Development: 3.8%
974,500	China Overseas Land & Investments Ltd.	2,203,693

	Retail - Apparel/Shoe: 2.9%
2,914,000	China Lilang Ltd.	1,688,872

	Web Portals: 2.8%
10,500	Baidu Inc.*	1,614,375

	Total Common Stocks	$57,529,145
	(cost $47,938,929)

	Total Investments in Securities	57,529,145
	(cost $47,938,929): 100.4%

	Liabilities in Excess of Other Assets: (0.4%)	(209,439)

	Net Assets: 100.0%	$57,319,706

*	Non-income producing security.

ADR - American Depository Receipt